Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004836 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004836 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004836 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004836 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004836 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004836 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004836 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004836 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004836 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004836 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004836 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000004836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004836 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000004836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004836 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004836 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206042 | State of California Current Refunding GO
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206042 | California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206042 | San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206042 | State of California Water Utility Improvements GO
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206042 | San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series C
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206042 | California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206042 | University of California Current Refunding Revenue Bonds, Series BN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206042 | Los Angeles Department of Water & Power Water System Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206042 | City & County of San Francisco Current Refunding GO, Series R1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206042 | County of Santa Clara GO, Series C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206042 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206042 | California
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000221944 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000221944 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221944 | iShares JP Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000221944 | Ajax Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221944 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221944 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221944 | Barclays Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221944 | Invesco Preferred ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221944 | Progress Residential Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221944 | Countrywide Alternative Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221944 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221944 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000221944 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000221944 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000221944 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221944 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221944 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221944 | U.S. Government Sponsored Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004833 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004833 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004833 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000004833 | U.S. Treasury Inflation Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004833 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004833 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004833 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004833 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | BP Capital Markets America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004833 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004833 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000004833 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004833 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000004835 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004835 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004835 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004835 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004835 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004835 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004835 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004835 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004835 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004835 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004835 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000004835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000004835 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000004835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004835 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004835 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004838 | State of California Current Refunding GO
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004838 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004838 | New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004838 | Texas Tech University System University & College Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004838 | Texas State University System University & College Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004838 | State of Maryland School Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004838 | Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004838 | Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004838 | Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004838 | County of Collin Public Facilities GO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004838 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004838 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004838 | Texas
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000004838 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004838 | Washington
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004838 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004838 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004838 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004838 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004838 | Other States
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000206043 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206043 | Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206043 | County of Westchester NY Recreation Facilities Improvements GO, Series A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206043 | New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206043 | New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206043 | New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206043 | Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206043 | New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206043 | New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206043 | New York State Dormitory Authority Refunding Revenue Bonds, Series A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206043 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206043 | New York
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000248048 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000248048 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000248048 | General Motors Financial Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248048 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248048 | DTE Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248048 | AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248048 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248048 | NextEra Energy Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248048 | Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248048 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248048 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248048 | U.S. Government Agencies and Securities
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000248048 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248048 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000004834 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004834 | VanEck Junior Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004834 | SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004834 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004834 | Dollarama, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004834 | SPDR S&P Regional Banking ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004834 | Booz Allen Hamilton Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004834 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004834 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004834 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000004834 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000004834 | United States
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000004834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004834 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004834 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004834 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004834 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.90%